Notes to Profit or Loss - Earnings Per Share - Additional Information (Detail) - EUR (€)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Weighted Average Number of Equity Shares Used In Computing Earnings per Share [abstract]
Consolidated Net Loss	[1]	€ 56,172,121	€ 69,826,469	€ 60,382,776
Weighted-average number of ordinary shares outstanding		31,338,948	28,947,566	26,443,415
Effect of potentially dilutive shares		120,214	87,904	99,764

[1]	In financial years 2017 and 2016, the statement of comprehensive income only comprised components which will be reclassified in terms of IAS 1.82A(a)(ii) to profit or loss in subsequent periods when specific conditions are met.